Annual Total Returns- Goldman Sachs Tactical Tilt Overlay Fund (Class P Shares) [BarChart] - Class P Shares - Goldman Sachs Tactical Tilt Overlay Fund - Class P Shares	2019	2020
Total	7.67%	3.93%